SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of antidilutive shares excluded from computation of diluted net loss per share

	September 30, 2011	September 30, 2012
Stock options	447,025	480,415
Unvested restricted stock and restricted stock units	9,671	40,121
Convertible preferred stock	73,747	73,747
Contingently issuable common stock and common stock warrants associated with Economic Rights	—	435,187
Common stock warrants	834,800	1,973,431
Total shares excluded from calculation	1,365,243	3,002,901

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Stock options	478,554	498,562	502,249
Restricted Stock and Restricted Stock Units	13,021	8,555	38,089
Convertible preferred stock	124,426	73,747	73,747
Common stock issuable to Kingsbridge	46,943	—	—
Options issued in connection with the October 2010 financing	—	891,771	—
Common stock warrants	1,006,338	1,429,313	1,973,431
Total shares excluded from calculation	1,669,282	2,901,948	2,587,516